Financial risk management objectives and policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Notes and other explanatory information [abstract]
Interest rate sensitivity	5.00%
Effect on income before income tax (loss)	$ (25,596,441)